Financial instruments and risk management - Changes in credit loss impairment (Details) - Trade receivables - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Beginning balance	$ 1,146	$ 474
Write-offs	(1,006)	(1,216)
Impairment loss recognized	867	1,888
Ending balance	$ 1,007	$ 1,146